Separation from Kimberly-Clark	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Separation from Kimberly-Clark
Note 2.	Separation from Kimberly-Clark

Separation from Kimberly-Clark

Prior to the Spin-off, Halyard had no operations other than those related to the preparation to receive the health care business of Kimberly-Clark. Following the Spin-off, we became a separate public company, and Kimberly-Clark has no continuing stock ownership in us.

Prior to the Spin-off, we entered into a distribution agreement and various other agreements with Kimberly-Clark to effect the separation of our business from Kimberly-Clark’s other businesses and set forth our contractual relationships with Kimberly-Clark after the Spin-off. These agreements provide for the allocation, between us and Kimberly-Clark, of Kimberly-Clark’s assets, liabilities, employees and obligations (including Kimberly-Clark’s investments, property and employee benefits and tax-related assets and liabilities) attributable to periods prior to, at and after the Spin-off. The various other agreements include a transition services agreement, a tax matters agreement, an employee matters agreement, intellectual property agreements and manufacturing and supply agreements.

Using $250 million of proceeds from 6.25% senior unsecured notes and $390 million from a senior secured term loan (see Note 9, “Debt”) and cash on hand we made a cash distribution to Kimberly-Clark equal to $680 million.

Non-Cash Activities Related to the Separation from Kimberly-Clark

Non-cash activities related to the Spin-off, net of amounts retained or contributed by Kimberly-Clark, are as follows (in millions):

Current assets	$81.7
Property retained by Kimberly-Clark	26.5
Accounts payable	(74.0)
Accrued liabilities	(7.4)
Non-current liabilities	(1.3)
AOCI and other	5.9

Total	$31.4

Through the Spin-off date, we incurred $89 million ($88 million after tax) of transaction costs related to the separation from Kimberly-Clark and $12 million ($8 million after tax) of post Spin-off transition costs.